Victory Pioneer Equity Income Fund Expense Example - Victory Pioneer Equity Income Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 671
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,737
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,089
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	865
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	779
Expense Example, with Redemption, 10 Years	1,710
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	$ 1,008